Cover	Apr. 01, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2024
Entity File Number	001-41694
Entity Registrant Name	GOLDEN STAR ACQUISITION CORPORATION
Entity Central Index Key	0001895144
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	99 Hudson Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(646)
Local Phone Number	706-5365
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.001 par value, and one right to receive two-tenths (2/10th) of one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.001 par value, and one right to receive two-tenths (2/10th) of one ordinary share
Trading Symbol	GODNU
Security Exchange Name	NASDAQ
Ordinary shares, $0.001 par value
Title of 12(b) Security	Ordinary shares, $0.001 par value
Trading Symbol	GODN
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive two-tenths (2/10th) of one ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive two-tenths (2/10th) of one ordinary share
Trading Symbol	GODNR
Security Exchange Name	NASDAQ